ALPINE DYNAMIC DIVIDEND FUND
A SERIES OF ALPINE SERIES TRUST

Supplement dated April 19, 2011 to the Prospectus dated March 1, 2011

Effective April 19, 2011, Andrew Kohl is no longer an associate portfolio manager of Alpine Dynamic Dividend Fund (the “Fund”). All references to Mr. Kohl in the Fund’s prospectus are hereby removed.

Effective April 19, 2011, Brian Hennessey is an associate portfolio manager of the Fund.

The following disclosure replaces the second sentence in the section entitled “Management of the Fund - Portfolio Managers: Dividend Fund” on page 56 of the Fund’s Prospectus:

Jill K. Evans and Kevin Shacknofsky serve as co-portfolio managers of the Dividend Fund and are the persons who have day-to-day responsibility for managing the Dividend Fund’s portfolio. Ms. Evans and Mr. Shacknofsky will be assisted in the management of the Dividend Fund by associate portfolio managers Mr. Joshua Duitz and Mr. Brian Hennessey.

The following disclosure is added as the last paragraph to the section entitled “Management of the Fund - Portfolio Managers: Dividend Fund” on page 56 of the Fund’s Prospectus:

Brian Hennessey joined Alpine in December 2008, after eight years of investment experience. Mr. Hennessey has previously worked at Tribeca Global Investments (a former unit of Citigroup) and Litespeed Partners, Partner Re Asset Management and Putnam Investments. Mr. Hennessey earned a bachelor’s degree at Williams College, an M.B.A. from the MIT Sloan School of Management, and is a Chartered Financial Analyst.

Please retain this Supplement for future reference.

ALPINE DYNAMIC DIVIDEND FUND
A SERIES OF ALPINE SERIES TRUST

Supplement dated April 19, 2011 to the Statement of Additional Information (“SAI”)
dated March 1, 2011

Effective April 19, 2011, Andrew Kohl is no longer an associate portfolio manager of Alpine Dynamic Dividend Fund (the “Fund”). All references to Mr. Kohl with respect to the Fund in the Fund’s SAI are hereby removed.

Effective April 19, 2011, Brian Hennessey is an associate portfolio manager of the Fund.

The following disclosure replaces the last paragraph in the section entitled “Portfolio Managers” on page 41 of the Fund’s SAI:

Ms. Jill K. Evans and Mr. Kevin Shacknofsky are the co-portfolio managers responsible for the day-to-day management of the Dividend Fund. Mr. Joshua Duitz and Mr. Brian Hennessey are associate portfolio managers of the Dividend Fund. The following tables show the number of other accounts managed by Ms. Evans, Mr. Shacknofsky, Mr. Duitz and Mr. Hennessey and the total assets in the accounts managed within various categories as of October 31, 2010 (as of March 31, 2011 for Mr. Hennessey).

The following disclosure is added to the section entitled “Portfolio Managers” beginning on page 42 of the Fund’s SAI:

Brian Hennessey			with Advisory Fee based on
			performance
	Number of	Total	Number of	Total
Type of Accounts	Accounts	Assets	Accounts	Assets
Registered Investment Companies	2	$1,592.7 million	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Securities Owned in the Funds by Portfolio Managers. As of October 31, 2010 (as of March 31, 2011 for Mr. Hennessey), the portfolio managers owned the following equity securities in the Funds:

Dollar Range of Equity
Securities
Amount Invested Key
A.	None
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	$100,001-$500,000
F.	$500,001-$1,000,000
G.	Over $1,000,000

Aggregate Dollar Range of Equity Securities
			Financial				in all Registered Investment Companies
Name of Portfolio	Balance	Dividend	Services	Innovators	Transformations	Accelerating	Overseen by Portfolio Manager in Family of
Manager	Fund	Fund	Fund	Fund	Fund	Dividend	Investment Companies

Brian Hennessey	A	A	A	A	A	A	A

Please retain this Supplement for future reference.